Lease liabilities	12 Months Ended
Dec. 31, 2024
Lease liabilities [abstract]
Lease liabilities [Text Block]

20. Lease liabilities

Balance, January 1, 2023	$61.0
Acquired through the acquisition of Copper Mountain	34.6
Additional capitalized leases	21.4
Lease payments	(25.2)
Derecognized leases	(0.7)
Accretion and other movements	(0.8)
Balance, December 31, 2023	$90.3
Additional capitalized leases	25.5
Lease payments	(31.4)
Derecognized leases	(11.5)
Accretion and other movements	1.9
Balance, December 31, 2024	$74.8

Lease liabilities are reflected in the consolidated balance sheets as follows:

	Dec. 31, 2024	Dec. 31, 2023
Current	$30.5	$28.9
Non-current	44.3	61.4
	$74.8	$90.3

Hudbay has entered into leases which expire between 2025 and 2037. The interest rates on leases which were capitalized have interest rates between 2.50% and 8.49%, per annum. The range of interest rates utilized for discounting the lease depends mostly on Hudbay acting as a lessee and duration of the lease. For certain leases, Hudbay has the option to purchase the equipment and vehicles leased at the end of the terms of the leases. Hudbay's obligations under these leases are secured by the lessor's title to the leased assets. The present value of applicable lease payments has been recognized as an ROU asset, which was included as a non-cash addition to property, plant and equipment, and a corresponding amount as a lease liability.

There are no restrictions placed on Hudbay by entering into these leases.

The following outlines expenses recognized within the Company's consolidated statements of income, relating to leases for which a recognition exemption was applied.

	Year ended December 31,
	2024	2023
Short-term leases	$9.7	$9.2
Low value leases	0.4	0.6
Variable leases	23.0	27.5
Total	$33.1	$37.3

Payments made for short-term, low value and variable leases would mostly be captured as expenses in the consolidated statements of income, however, certain amounts may be capitalized to PP&E for the Arizona segment during its development phase and certain amounts may be reported in inventories given the timing of sales. Variable payment leases include equipment used for heavy civil works at Constancia.